Summary of Notes and Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts and Other Receivables [Line Items]
Notes receivable	$ 251	$ 807
Trade accounts receivable	33,296	39,531
Trade Accounts And Notes Receivable Gross Current	33,547	40,338
Allowance for doubtful accounts	(1,275)	(1,634)	(2,648)	(3,118)
Allowance for sales returns and discounts	(1,059)	(1,919)	(2,709)	(2,057)
Notes and accounts receivable, net	$ 31,213	$ 36,785